Document and Entity Information	Jul. 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001796022
Document Type	8-K
Document Period End Date	Jul. 07, 2021
Entity Registrant Name	StepStone Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39510
Entity Tax Identification Number	84-3868757
Entity Address, Address Line One	450 Lexington Avenue, 31st Floor
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	351-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	STEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false